Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets [Abstract]
Cash and cash equivalents	$ 119,968	$ 148,156
Short-term deposits	215,250	251,500
Marketable securities	18,816	0
Trade accounts receivable, net	87,300	80,611
Inventories	85,905	65,541
Other current assets	19,548	11,156
Total current assets	546,787	556,964
Long-term deposits	21,000	79,000
Marketable securities	73,576	0
Long-term inventory	9,023	5,357
Deferred tax asset, net	2,642	1,004
Other assets, net	1,370	1,024
Property, plant and equipment, net	41,987	33,141
Intangible assets, net	16,937	597
Goodwill	74,345	0
Total non-current assets	240,880	120,123
Total assets	787,667	677,087
Current liabilities
Trade accounts payable	42,187	31,667
Other current liabilities	54,487	56,833
Total current liabilities	96,674	88,500
Long-term liabilities
Deferred tax liabilities, net	7,541	0
Other long-term liabilities	10,473	8,748
Convertible notes	196,831	195,737
Total noncurrent liabilities	214,845	204,485
Total liabilities	311,519	292,985
Commitments and contingencies
Shareholders' equity
Ordinary shares NIS 0.01 par value, 100,000,000 shares authorized at December 31, 2023 and 2022; 46,993,998 and 46,505,318 issued shares at December 31, 2023 and 2022, respectively; 44,901,622 and 44,412,942 shares outstanding at December 31, 2023 and 2022, respectively	176	175
Additional paid-in capital	200,389	187,105
Accumulated other comprehensive income	129	0
Retained earnings	277,352	198,720
Total shareholders' equity before treasury stock	478,046	386,000
Treasury stock, at cost (2,092,376 shares as of December 31, 2023 and 2022)	(1,898)	(1,898)
Total shareholders' equity	476,148	384,102
Total liabilities and shareholders' equity	$ 787,667	$ 677,087